Air traffic liability	12 Months Ended
Dec. 31, 2021
Air traffic liability [Abstract]
Air traffic liability	AIR TRAFFIC LIABILITY
22.1 Accounting policies
This represents the Company’s obligations for the early receipt of air transport services and other auxiliary services related to the main obligation with its customers. They are accounted for at the amount of the transaction and as they are non-monetary items they are not subject to exchange differences or monetary adjustment of any nature. These obligations are extinguished with the provision of the transport services against operating income in the statements of operations for the year.
22.2 Breakdown of air traffic liability

	December 31,
Description	2021	2020

Cargo and passenger air traffic liability	1,912,050	1,550,579
Travel packages	232,840	183,061
TudoAzul Program	918,926	755,232
	3,063,816	2,488,872
The air traffic liability balances are presented net of passenger revenue breakage and the TudoAzul program, corresponding to R$407,718 as of December 31, 2021 (R$372,534 as of December 31, 2020), with average period of utilization of 47 days (62 days as of December 31, 2020).